Regulatory Capital Requirements (Narrative) (Detail) - JPY (¥) ¥ in Millions		1 Months Ended
		Jul. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital			250.00%
Tier 2 capital factor, percentage of the unrealized gains on investment securities available-for-sale			45.00%
Tier 2 capital factor, percentage of the land revaluation excess			45.00%
FSA's requirements applicable to Japanese banking institutions, effective March 31, 2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio			4.50%
Capital conservation buffer			0.625%
Countercyclical buffer
G-SIB surcharge			0.375%
FSA's requirements applicable to Japanese banking institutions, fully implemented on March 31, 2019 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer			2.50%
G-SIB surcharge			1.50%
FSA's requirements applicable to Japanese banking institutions, fully implemented on March 31, 2019 [Member] | Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Countercyclical buffer			2.50%
Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance			120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting			140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
MUMSS [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets			¥ 441,101			¥ 426,091
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks			279.30%			302.00%
MUAH [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage Ratio	[1]			4.00%
Approximate increase in regulatory capital ratios due to recent regulatory guidance					0.50%
MUAH and MUB [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio		4.50%
Total minimum Common Equity Tier 1 capital ratio		7.00%
Tier 1 Leverage Ratio		4.00%
Tier 1 Supplementary Leverage Ratio		3.00%
Phase-in period to eliminate the Accumulated OCI or loss exclusion applied under Basel I and Basel II rules		4 years
MUAH and MUB [Member] | U.S. Basel III [Member] | Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Countercyclical buffer		2.50%
MUAH and MUB [Member] | U.S. Basel III [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer		2.50%
Stand-alone, MUMSS [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets			¥ 416,123			¥ 398,244
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks			278.10%			299.90%
MUB [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage Ratio	[1]			4.00%			4.00%
Minimum total risk-based capital ratio to be categorized as "well capitalized"				10.00%			10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"				8.00%			6.00%
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"	[1]			5.00%			5.00%
Common Equity Tier 1 risk-based capital ratio				6.50%

[1]	Excludes certain intangible assets.